SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17: SEGMENT REPORTING

The Company follows the provisions of ASC 280-10 Disclosures about Segments of an Enterprise and Related Information. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making operating decisions.

For 2021, the Company established three distinct operating segments: HUMBL Marketplace; HUMBL Pay; and HUMBL Financial. Most of the operations for the year ended December 31, 2021 were conducted in North America. Commencing January 1, 2022, the Company simplified their business model to segment their business into two distinct divisions: Consumer and Commercial. The 2021 segments were all considered part of the consumer division.

Less than 3-4% of the Company’s sales are from outside of North America, therefore the Company has determined that segment reporting by geographic location was not necessary. In the future, the Company will continue to monitor their activity by region to determine if it is feasible to report segment information by location.

Year Ended March 31, 2022	Consumer	Commercial	Total
Segmented operating revenues	$1,128,750	$18,384	$1,147,134
Cost of revenues	506,135	14,835	520,970
Gross profit	622,615	3,549	626,164
Total operating expenses net of depreciation, amortization and impairment	9,517,771	458,059	9,975,830
Depreciation, amortization and impairment	46,053	1,105,476	1,151,529
Other expenses (income)	1,966,758	(2,608)	1,964,150
(Loss) from continuing operations	$(10,907,967)	$(1,557,378)	$(12,465,345)
Segmented assets as of March 31, 2022
Property and equipment, net	$359,106	$-	$359,106
Intangible assets	$-	$3,333,284	$3,333,284
Intangible assets – digital assets	$32,064	$406,040	$438,104
Goodwill	$6,531,346	$3,981,000	$10,512,346
Capital expenditures	$8,510	$-	$8,510

Three Months Ended March 31, 2021	HUMBL Pay	HUMBL Marketplace	HUMBL Financial	Total
Segmented operating revenues	$-	$154,104	$-	$154,104
Cost of revenues	-	104,743	-	104,743
Gross profit	-	49,361	-	49,361
Total operating expenses net of depreciation and amortization	841,719	365,875	-	1,207,594
Depreciation and amortization	-	-	-	-
Other (income) expense	12,912	7,748	-	20,660
Income (loss) from continuing operations	$(854,631)	$(324,262)	$-	$(1,436,862)
Segmented assets as of March 31, 2021
Property and equipment, net	$-	$-	$-	$-
Intangible assets, net	$-	$-	$-	$-
Capital expenditures	$-	$-	$-	$-

The HUMBL Financial sector is reflected in discontinued operations on the consolidated statement of operations for the three months ended March 31, 2021.

NOTE 15: SEGMENT REPORTING

The Company follows the provisions of ASC 280-10 Disclosures about Segments of an Enterprise and Related Information. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making operating decisions. As of December 31, 2021 and for the year ended December 31, 2021, the Company operated in three segments. The segments are HUMBL Marketplace, HUMBL Pay, and HUMBL Financial. For the year ended December 31, 2020, the Company operated in one segment.

Year Ended December 31, 2021	HUMBL Pay	HUMBL Marketplace	HUMBL Financial	Total
Segmented operating revenues	$15,114	$2,224,506	$263,768	$2,503,388
Cost of revenues	-	1,104,959	-	1,104,959
Gross profit	15,114	1,119,547	263,768	1,398,429
Total operating expenses net of depreciation, amortization and impairment	11,201,593	10,555,028	2,108,383	23,865,004
Depreciation, amortization and impairment	22,850	22,221,701	4,570	22,249,121
Other expenses	2,531,630	1,902,352	506,326	4,940,308
(Loss) from operations	$(13,740,959)	$(33,559,534)	$(2,355,511)	$(49,656,004)

Segmented assets as of December 31, 2021
Property and equipment, net	$9,794	$344,694	$1,959	$356,447
Intangible assets – digital assets	$-	$2,695	$-	$2,695
Goodwill	$-	$6,531,346	$-	$6,531,346
Capital expenditures	$11,040	$354,328	$2,208	$367,576